SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	54.29%	53.21%	50.70%
Risk-free interest rate	1.96%	2.90%	1.86%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	5 years	4 years 10 months 25 days	4 years 9 months 18 days